UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPH Asset Management LLC
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Address:   1111 Bagby Street, Suite 2350
           --------------------------------------------------
           Houston, Texas 77002
           --------------------------------------------------

           --------------------------------------------------

           Form 13F File Number:
                                 ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Walker Moody
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     713-337-4592
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Walker Moody                   Houston, Texas        February 13, 2012
----------------------------   ------------------------  -------------------
   [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              24
                                               -------------

Form 13F Information Table Value Total:        $117,440
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AEGEAN MARINE PETROLEUM NETW SHS              Y0017S102       53   13,000 SH       SOLE                 13,000      0    0
ARCH COAL INC                COM              039380100    3,744  258,000 SH       SOLE                258,000      0    0
BAKER HUGHES INC             COM              057224107    6,858  141,000 SH       SOLE                141,000      0    0
C&J ENERGY SVCS INC          COM              12467B304    2,828  135,100 SH       SOLE                135,100      0    0
CAMERON INTERNATIONAL CORP   COM              13342B105    7,428  151,000 SH       SOLE                151,000      0    0
CARBO CERAMICS INC           COM              140781105    4,933   40,000 SH       SOLE                 40,000      0    0
CHESAPEAKE ENERGY CORP       COM              165167107    6,464  290,000 SH       SOLE                290,000      0    0
FLUOR CORP NEW               COM              343412102    5,578  111,000 SH       SOLE                111,000      0    0
HERCULES OFFSHORE INC        COM              427093109    3,619  815,000 SH       SOLE                815,000      0    0
HESS CORP                    COM              42809H107    3,124   55,000 SH       SOLE                 55,000      0    0
KBR INC                      COM              48242W106    6,658  238,900 SH       SOLE                238,900      0    0
NABORS INDUSTRIES LTD        SHS              G6359F103    5,948  343,000 SH       SOLE                343,000      0    0
NRG ENERGY INC               COM NEW          629377508   10,655  588,000 SH       SOLE                588,000      0    0
PATTERSON UTI ENERGY INC     COM              703481101    5,311  265,800 SH       SOLE                265,800      0    0
PEABODY ENERGY CORP          COM              704549104    2,980   90,000 SH       SOLE                 90,000      0    0
PIONEER NAT RES CO           COM              723787107    4,474   50,000 SH       SOLE                 50,000      0    0
PRECISION DRILLING CORP      COM 2010         74022D308    2,668  260,000 SH       SOLE                260,000      0    0
PROSHARES TR                 PSHS ULTASH DW30 74347R867    3,062  200,000 SH       SOLE                200,000      0    0
PROSHARES TR                 PSHS ULSHT SP500 74347R883    4,815  250,000 SH       SOLE                250,000      0    0
ROSETTA RESOURCES INC        COM              777779307    4,568  105,000 SH       SOLE                105,000      0    0
SUNCOR ENERGY INC NEW        COM              867224107    6,175  214,200 SH       SOLE                214,200      0    0
SUPERIOR ENERGY SVCS INC     COM              868157108    8,532  300,000 SH       SOLE                300,000      0    0
TALISMAN ENERGY INC          COM              87425E103    5,253  412,000 SH       SOLE                412,000      0    0
WEATHERFORD INTERNATIONAL LT REG SHS          H27013103    1,712  116,974 SH       SOLE                116,974      0    0